Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 265,000
Previously Paid Amount	0.00
Total Fee Amount	36.60
Total Offset Amount	0.00
Net Fee	36.60
Narrative - Max Aggregate Offering Price	$ 265,000
Final Prospectus	true